REVENUE DISAGGREGATION (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 1,742,000	$ 1,290,000	$ 5,026,000	$ 3,751,000	$ 4,912,000	$ 4,201,000
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 351,000	$ 549,000	$ 1,325,000	$ 1,373,000	$ 1,721,000	$ 769,000
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	20.00%	45.00%	26.00%	37.00%	35.00%	18.00%
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 599,000		$ 659,000			$ 476,000
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	34.00%		13.00%			11.00%
Customer C [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 96,000		$ 529,000
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	6.00%		11.00%
Customer D [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 48,000		$ 479,000
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	3.00%		10.00%